Commitments and Contingent Liabilities (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingent Liabilities [Abstract]
2017	$ 2,528
2018	2,165
2019	1,933
2020	1,820
2021 and thereafter	339
Total	$ 8,785